Postretirement Benefits (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Retirement Benefits [Abstract]
Employment benefits and pension contribution	$ 1,301,315	$ 1,076,811	$ 1,341,167